Financial Instruments and Risk Management - Schedule of Exchange Rate Risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (2,097)	R$ (4,249)
Foreign Currency Risk [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(434)	(814)
Local Currency [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(2,097)	(4,249)
Loan [Member] | Foreign Currency Risk [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(384)	(762)
Loan [Member] | Local Currency [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(1,857)	(3,975)
Suppliers (itaipu binacional) [member] | Foreign Currency Risk [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(50)	(52)
Suppliers (itaipu binacional) [member] | Local Currency [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (240)	R$ (274)